Vessels - Balance Sheet Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	$ 532,121
Accumulated Depreciation - Balance at beginning of period	(79,095)
Depreciation	(10,127)	(11,183)
Vessel Cost - Balance at end of period	518,920
Accumulated Depreciation - Balance at end of period	(86,651)
Vessel Cost
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	532,121
Depreciation	0
Vessels sold	(13,201)
Vessel Cost - Balance at end of period	518,920
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Accumulated Depreciation - Balance at beginning of period	(79,095)
Depreciation	(9,708)
Vessels sold	2,152
Accumulated Depreciation - Balance at end of period	(86,651)
Net Book Value
Property Plant And Equipment [Line Items]
Net Book Value - Balance at beginning of period	453,026
Depreciation	(9,708)
Vessels sold	(11,049)
Net Book Value - Balance at end of period	$ 432,269